INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Federal [Member]	Dec. 31, 2010 Federal [Member]	Dec. 31, 2009 Federal [Member]	Dec. 31, 2011 State [Member]	Dec. 31, 2010 State [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2009 9% Senior Subordinated Notes [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member] Affiliates of Ply Gem Prime's controlling stockholders [Member]
Summary of components of earnings (loss) before provision (benefit) for income taxes [Abstract]
Domestic					$ (86,538,000)	$ 23,927,000	$ (101,378,000)
Foreign					2,714,000	8,767,000	6,660,000
Income (loss) before provision (benefit) for income taxes	(3,762,000)	8,000	(22,470,000)	(67,308,000)	(83,824,000)	32,694,000	(94,718,000)
Federal [Abstract]
Current					(6,617,000)	83,000	(5,176,000)
Deferred					6,640,000	1,331,000	(17,825,000)
Total federal income taxes					23,000	1,414,000	(23,001,000)
State [Abstract]
Current					654,000	1,526,000	1,827,000
Deferred					(847,000)	(350,000)	1,149,000
Total state income taxes					(193,000)	1,176,000	2,976,000
Foreign [Abstract]
Current					353,000	1,815,000	1,433,000
Deferred					500,000	622,000	626,000
Total foreign income taxes					853,000	2,437,000	2,059,000
Total	(89,000)	466,000	1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Effective income tax rate (in hundredths)			7.00%		0.80%	15.40%	18.90%
Reconciliation of federal statutory income tax rate to the effective tax rate [Abstract]
Income tax provision (benefit) at the federal statutory rate					(29,338,000)	11,443,000	(33,151,000)
Net change from statutory rate [Abstract]
Valuation allowance					38,939,000	(28,692,000)	35,890,000
Federal impact of cancellation of debt income					0	17,667,000	(17,603,000)
State impact of cancellation of debt income					0	2,646,000	(1,187,000)
Federal net operating loss adjustment					0	2,581,000	0
State income tax benefit, net of federal income tax benefit and goodwill impairment in 2009					(1,936,000)	(766,000)	(3,293,000)
Taxes at non U.S. statutory rate					76,000	(153,000)	89,000
Additional provisions/reversals of uncertain tax positions					(6,287,000)	342,000	1,114,000
Canadian rate differential					(254,000)	(592,000)	(361,000)
Other, net					(517,000)	551,000	536,000
Total	(89,000)	466,000	1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Deferred tax assets [Abstract]
Accounts receivable					1,397,000	2,028,000
Insurance reserves					1,832,000	2,290,000
Warranty reserves					11,668,000	12,280,000
Pension accrual					6,413,000	4,407,000
Deferred compensation					683,000	121,000
Inventories					3,100,000	3,407,000
Plant closure/relocations					0	407,000
Original issue discount - cancellation of indebtedness					0	2,499,000
Federal, net operating loss carry-forwards					76,789,000	48,251,000
State net operating loss carry-forwards					11,380,000	8,579,000
Interest					4,636,000	4,650,000
Other assets, net					5,172,000	5,307,000
Valuation allowance					(49,780,000)	(8,279,000)
Total deferred tax assets					73,290,000	85,947,000
Deferred tax liabilities [Abstract]
Property and equipment, net					(17,517,000)	(18,893,000)
Intangible assets, net					(39,912,000)	(47,158,000)
Deferred financing					(14,995,000)	(4,327,000)
Cancellation of debt income					0	(9,920,000)
Other liabilities, net					(1,935,000)	(1,764,000)
Total deferred tax liabilities					(74,359,000)	(82,062,000)
Net deferred tax asset (liability)					(1,069,000)	3,885,000
Effective tax rate and debt transactions [Abstract]
Debt instrument, face amount															281,400,000
Interest Rate on debt (in hundredths)															9.00%
Cancellation of indebtedness income														35,300,000	121,500,000
Extinguishment of debt													218,800,000
Equity issued in exchange of debt													114,900,000
Redemption of debt													141,200,000			62,500,000
Deferral period of CODI for debt acquired in 2009					5 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2009					5 years
Deferral period of CODI for debt acquired in 2010					4 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2010					4 years
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance								40,200,000	(27,300,000)		1,300,000	(1,400,000)
Goodwill	18,700,000		18,700,000		13,400,000	13,400,000
Deferred tax liability related to goodwill	4,400,000		4,400,000		3,500,000	2,900,000
Income Tax Examination [Line Items]
Income tax receivable										4,100,000
Proceeds from income tax receivable									4,000,000
Carryback period of net operating losses							5 years
Percentage of limitation on usage of alternative minimum tax net operating loss deductions (in hundredths)							90.00%
Carryback claim of alternative minimum tax							1,100,000
Proceeds from carryback claim of alternative minimum tax						1,100,000
Net operating loss carry-forwards								219,400,000			228,000,000
Net operating loss carry-forwards, expiration dates								Begin to expire in 2028
Valuation allowance for deferred tax asset associated with NOL carry-forwards											7,300,000
Accumulated foreign earnings in Canada	22,300,000		22,300,000		21,600,000
Tax uncertainties [Abstract]
Unrecognized tax benefits that would impact effective tax rate					3,500,000	10,100,000
Interest on uncertain tax positions					800,000	1,400,000
Rollforward of gross tax contingencies [Abstract]
Balance at beginning of period			12,710,000	18,704,000	18,704,000	18,401,000
Additions based on tax positions related to current year					274,000	407,000
Additions for tax positions of prior years					0	54,000
Reductions for tax positions of prior years					0	0
Settlement or lapse of applicable statutes					(6,268,000)	(158,000)
Unrecognized tax benefits at ending of period					12,710,000	18,704,000	18,401,000
Open tax years					2008 through 2011
Reversal of unrecognized tax benefits					6,600,000
Tax contingency reserves expected to reverse in next twelve months					$ 300,000